S000079170 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
iShares Future Metaverse Tech and Communications ETF | iShares Future Metaverse Tech and Communications ETF
Prospectus [Line Items]
Annual Return [Percent]	12.58%	7.46%